Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
September 30, 2022
EMC-NPRT3-1122
1.926211.111
Nonconvertible Bonds - 46.5%
		Principal Amount (a)	Value ($)
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)		4,354,375	3,443,494
8.75% 4/4/24 (b)		12,733,000	10,761,772
TOTAL ARGENTINA			14,205,266
Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		12,290,000	11,968,002
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,835,000	1,808,966
6.95% 3/18/30 (Reg. S)		2,715,000	2,620,484
TOTAL AZERBAIJAN			16,397,452
Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		6,995,000	6,791,446
7.625% 11/7/24 (b)		9,925,000	9,827,735
8.375% 11/7/28 (b)		2,065,000	2,026,023
TOTAL BAHRAIN			18,645,204
Bailiwick of Jersey - 0.6%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		3,906,689	3,203,485
2.625% 3/31/36 (b)		11,375,000	8,771,547
TOTAL BAILIWICK OF JERSEY			11,975,032
Bermuda - 1.1%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	1,794,000
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	4,669,245
Qtel International Finance Ltd.:
2.625% 4/8/31 (b)		5,130,000	4,270,725
5% 10/19/25 (b)		2,795,000	2,780,676
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,500,377
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,142,728
TOTAL BERMUDA			22,157,751
Brazil - 0.2%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		6,775,000	5,267,563
British Virgin Islands - 2.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		41,500,000	39,692,156
Central American Bottling Corp. 5.25% 4/27/29 (b)		5,010,000	4,308,600
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	6,073,727
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (b)		1,850,000	1,793,691
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,642,193
2.7% 5/13/30 (b)		2,555,000	2,212,528
TOTAL BRITISH VIRGIN ISLANDS			57,722,895
Canada - 0.7%
Canacol Energy Ltd. 5.75% 11/24/28 (b)		4,120,000	3,119,098
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		2,900,000	2,762,250
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	5,100,469
MEGlobal Canada, Inc. 5% 5/18/25 (b)		4,905,000	4,793,068
TOTAL CANADA			15,774,885
Cayman Islands - 4.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,609,329
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,262,536
2.375% 10/9/30		2,715,000	2,150,484
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		8,805,000	7,887,629
3.875% 7/18/29 (Reg. S)		6,110,000	5,494,418
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		6,780,000	6,547,785
IHS Holding Ltd. 5.625% 11/29/26 (b)		6,435,000	5,042,627
JD.com, Inc. 3.375% 1/14/30		9,535,000	8,220,219
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	4,805,199
Meituan:
2.125% 10/28/25 (b)		5,835,000	4,959,750
3.05% 10/28/30 (b)		3,860,000	2,568,405
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		8,025,000	7,286,700
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (b)		196,085	5,451
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		14,975,000	13,271,594
Sable International Finance Ltd. 5.75% 9/7/27 (b)		4,357,000	3,806,929
Sparc Em Spc 0% 12/5/22 (b)		132,705	130,715
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,430,434
2.39% 6/3/30 (b)		3,405,000	2,675,692
2.88% 4/22/31 (b)		2,220,000	1,786,678
3.975% 4/11/29 (b)		2,040,000	1,830,645
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		5,584,500	4,847,346
TOTAL CAYMAN ISLANDS			92,620,565
Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,020,808
3.15% 1/14/30 (b)		3,200,000	2,665,600
3.7% 1/30/50 (b)		7,485,000	4,946,182
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,715,000	1,046,150
5.125% 1/15/28 (b)		7,875,000	5,322,023
TOTAL CHILE			15,000,763
Colombia - 0.4%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	1,795,791
Oleoducto Central SA 4% 7/14/27 (b)		9,660,000	7,476,236
TOTAL COLOMBIA			9,272,027
Czech Republic - 0.1%
Energo-Pro A/S 8.5% 2/4/27 (b)		2,625,000	2,436,000
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,073,656
Guatemala - 0.2%
CT Trust 5.125% 2/3/32 (b)		6,730,000	5,064,325
Hong Kong - 0.3%
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	4,229,785
5.875% 4/24/25 (Reg. S)		1,295,000	1,275,951
TOTAL HONG KONG			5,505,736
India - 0.6%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (b)		3,540,000	2,518,887
JSW Steel Ltd. 3.95% 4/5/27 (b)		4,935,000	3,898,650
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (b)		5,420,000	4,816,348
5.1% 7/16/23 (b)		1,260,000	1,219,050
TOTAL INDIA			12,452,935
Indonesia - 1.1%
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	8,563,354
PT Freeport Indonesia:
4.763% 4/14/27 (b)		2,445,000	2,212,725
5.315% 4/14/32 (b)		4,145,000	3,429,988
6.2% 4/14/52 (b)		2,830,000	2,172,025
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (b)		1,340,000	1,298,795
5.45% 5/15/30 (b)		5,295,000	4,693,687
TOTAL INDONESIA			22,370,574
Ireland - 0.7%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,005,000	4,079,075
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)(c)		5,060,000	734,649
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	5,331,714
Sibur Securities DAC 2.95% 7/8/25 (b)		2,610,000	1,370,250
SUEK Securities DAC 3.375% 9/15/26 (b)(c)(d)		9,545,000	2,863,500
TOTAL IRELAND			14,379,188
Israel - 1.5%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		9,905,000	9,860,428
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	5,665,650
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	5,626,933
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		4,240,000	4,176,400
6.125% 6/30/25 (Reg. S) (b)		5,570,000	5,235,800
TOTAL ISRAEL			30,565,211
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	2,552,550
4.75% 4/24/25 (b)		1,205,000	1,116,890
5.75% 4/19/47 (b)		1,965,000	1,293,953
TOTAL KAZAKHSTAN			4,963,393
Luxembourg - 2.5%
Adecoagro SA 6% 9/21/27 (b)		8,725,000	7,922,300
B2W Digital Lux SARL 4.375% 12/20/30 (b)		8,005,000	5,404,876
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		11,665,000	9,273,675
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,098,813	2,117,457
Guara Norte SARL 5.198% 6/15/34 (b)		5,270,525	4,216,420
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		6,770,000	5,009,800
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,710,000	3,379,425
TMK Capital SA 4.3% 2/12/27 (Reg. S) (d)		4,020,000	804,000
Tupy Overseas SA 4.5% 2/16/31 (b)		5,120,000	3,786,560
Usiminas International SARL 5.875% 7/18/26 (b)		6,415,000	5,953,120
VM Holding SA 6.5% 1/18/28 (b)		5,960,000	5,449,854
TOTAL LUXEMBOURG			53,317,487
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	4,783,118
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,669,142
3.75% 4/6/27 (b)		6,135,000	5,530,319
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		3,125,000	2,120,703
3.5% 4/21/30 (b)		2,620,000	2,365,533
TOTAL MALAYSIA			18,468,815
Mauritius - 1.1%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	5,081,900
CA Magnum Holdings 5.375% (b)(e)		6,630,000	5,536,050
HTA Group Ltd. 7% 12/18/25 (b)		6,565,000	5,716,884
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	2,961,081
6.5% 10/13/26 (b)		3,630,000	3,483,212
TOTAL MAURITIUS			22,779,127
Mexico - 5.3%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		960,000	672,180
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,410,000	1,068,075
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		2,655,000	2,090,481
Comision Federal de Electricid:
3.348% 2/9/31 (b)		1,365,000	982,203
4.688% 5/15/29 (b)		6,140,000	5,116,539
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	3,418,313
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (b)		6,915,000	5,821,566
2.875% 5/11/31 (b)		3,575,000	2,599,248
Petroleos Mexicanos:
4.875% 1/18/24		13,205,000	12,756,030
6.5% 3/13/27		2,695,000	2,256,793
6.5% 6/2/41		2,085,000	1,193,246
6.625% 6/15/35		21,915,000	13,916,025
6.7% 2/16/32		12,107,000	8,455,529
6.75% 9/21/47		8,752,000	4,857,360
6.875% 10/16/25		3,240,000	3,039,930
6.875% 8/4/26		5,035,000	4,516,143
6.95% 1/28/60		5,890,000	3,238,970
7.69% 1/23/50		41,444,000	25,226,963
8.625% 12/1/23 (f)		930,000	937,556
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (c)		19,500,000	9,467,445
TOTAL MEXICO			111,630,595
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,299,625
Morocco - 0.7%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	4,297,406
4.5% 10/22/25 (b)		1,280,000	1,218,640
5.625% 4/25/24 (b)		7,250,000	7,187,922
6.875% 4/25/44 (b)		1,260,000	1,022,805
TOTAL MOROCCO			13,726,773
Multi-National - 0.7%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	5,985,195
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)		2,885,000	2,464,857
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		2,455,000	2,310,769
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (b)		3,830,000	2,966,574
TOTAL MULTI-NATIONAL			13,727,395
Netherlands - 3.6%
Bharti Airtel International BV 5.35% 5/20/24 (b)		6,625,000	6,595,188
Embraer Netherlands Finance BV 5.05% 6/15/25		8,025,000	7,602,684
Equate Petrochemical BV:
2.625% 4/28/28 (b)		3,085,000	2,602,583
4.25% 11/3/26 (b)		2,525,000	2,379,497
Intercement Financial Operatio 5.75% 7/17/24 (b)		4,325,000	2,991,819
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		1,375,000	1,355,131
Metinvest BV:
7.75% 4/23/23 (b)		6,466,000	3,556,300
8.5% 4/23/26 (Reg. S)		1,825,000	821,250
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	4,083,075
Nostrum Oil & Gas Finance BV 8% 12/31/49 (b)(c)		30,870,000	8,151,532
Petrobras Global Finance BV:
6.75% 6/3/50		4,920,000	3,998,423
6.875% 1/20/40		3,628,000	3,260,212
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	1,496,353
3.257% 1/19/27 (b)		1,750,000	1,465,625
3.68% 1/21/30 (b)		4,225,000	3,198,748
4.027% 8/3/50 (b)		6,840,000	3,847,500
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		2,735,000	2,188,513
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	7,979,081
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		3,015,000	2,560,670
VimpelCom Holdings BV 7.25% 4/26/23 (b)		5,070,000	4,008,469
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	1,982,838
TOTAL NETHERLANDS			76,125,491
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)		6,737,000	5,058,224
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	2,209,423
5.125% 8/11/61 (b)		2,205,000	1,570,787
Cable Onda SA 4.5% 1/30/30 (b)		7,230,000	5,663,349
TOTAL PANAMA			9,443,559
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		5,285,000	4,690,438
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		2,578,000	2,016,963
Compania de Minas Buenaventura SA 5.5% 7/23/26 (b)		2,650,000	2,197,513
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		2,125,000	1,740,242
TOTAL PERU			5,954,718
Qatar - 1.5%
Qatar Petroleum:
1.375% 9/12/26 (b)		12,370,000	10,772,761
2.25% 7/12/31 (b)		12,385,000	9,969,925
3.125% 7/12/41 (b)		6,810,000	4,942,783
3.3% 7/12/51 (b)		6,870,000	4,840,344
TOTAL QATAR			30,525,813
Saudi Arabia - 2.2%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		10,375,000	9,324,531
3.5% 4/16/29 (b)		21,920,000	19,865,000
3.5% 11/24/70 (b)		3,405,000	2,196,225
4.25% 4/16/39 (b)		13,025,000	11,103,813
4.375% 4/16/49 (b)		4,080,000	3,401,700
TOTAL SAUDI ARABIA			45,891,269
Singapore - 0.7%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	3,685,388
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		6,895,000	5,366,465
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,048,906
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		5,841,000	5,247,043
TOTAL SINGAPORE			15,347,802
South Africa - 1.1%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		3,775,000	3,287,789
6.75% 8/6/23 (b)		19,420,000	18,343,404
7.125% 2/11/25 (b)		790,000	698,804
TOTAL SOUTH AFRICA			22,329,997
Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		10,800,000	6,422,652
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	1,656,427
Turkey - 0.7%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	1,906,078
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	4,681,399
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		8,260,000	7,203,236
TOTAL TURKEY			13,790,713
United Arab Emirates - 0.7%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		6,435,000	5,306,060
4.875% 4/23/30 (b)		1,075,000	1,057,397
DP World Ltd. 5.625% 9/25/48 (b)		4,405,000	3,818,034
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (b)		6,010,000	5,296,313
TOTAL UNITED ARAB EMIRATES			15,477,804
United Kingdom - 1.9%
Antofagasta PLC:
2.375% 10/14/30 (b)		8,065,000	5,907,613
5.625% 5/13/32 (b)		2,750,000	2,540,313
Endeavour Mining PLC 5% 10/14/26 (b)		3,735,000	2,945,514
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,289,500
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	2,702,101
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	5,312,750
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (c)		6,785,000	1,628,400
7.625% 11/8/26 (b)		2,455,000	462,307
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		383,250	291,989
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,057,896
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,238,400
10.25% 5/15/26 (b)		11,035,000	9,255,606
TOTAL UNITED KINGDOM			40,632,389
United States of America - 3.2%
Azul Investments LLP:
5.875% 10/26/24 (b)		8,815,000	6,412,913
7.25% 6/15/26 (b)		2,900,000	1,740,000
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,640,998
DAE Funding LLC 1.55% 8/1/24 (b)		7,020,000	6,418,035
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	15,018,300
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		12,995,000	11,831,948
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	6,159,169
5.875% 3/27/24		7,245,000	6,973,313
Stillwater Mining Co. 4% 11/16/26 (b)		8,870,000	7,308,326
TOTAL UNITED STATES OF AMERICA			67,503,002
Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,250,056
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	836,663
TOTAL UZBEKISTAN			3,086,719
Venezuela - 0.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		5,000,000	100,000
5.5% 4/12/37 (c)		330,000	6,600
6% 5/16/24 (b)(c)		9,685,000	193,700
6% 11/15/26 (b)(c)		12,130,000	242,600
9.75% 5/17/35 (b)(c)		1,315,000	26,300
12.75% 12/31/49 (b)(c)		1,310,000	26,200
TOTAL VENEZUELA			595,400
TOTAL NONCONVERTIBLE BONDS (Cost $1,238,032,627)			977,332,655

Government Obligations - 42.8%
		Principal Amount (a)	Value ($)
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		5,530,000	4,354,875
8.75% 4/14/32 (b)		5,130,000	3,776,963
9.375% 5/8/48 (b)		965,000	648,963
9.5% 11/12/25 (b)		9,020,000	8,343,500
TOTAL ANGOLA			17,124,301
Argentina - 2.0%
Argentine Republic:
0.5% 7/9/30 (g)		78,122,307	15,624,461
1% 7/9/29		8,355,564	1,600,091
1.5% 7/9/35 (g)		22,872,842	4,151,421
3.875% 1/9/38 (g)		9,996,530	2,332,315
Buenos Aires Province 5.25% 9/1/37 (b)(g)		5,895,000	1,784,343
Province of Santa Fe 7% 3/23/23 (b)		4,375,000	4,071,484
Provincia de Cordoba:
6.875% 12/10/25 (b)		12,304,714	9,351,583
6.99% 6/1/27 (b)		5,681,546	3,500,543
TOTAL ARGENTINA			42,416,241
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		3,095,000	3,003,698
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		6,205,000	5,736,910
Benin - 0.3%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	3,655,000	2,426,861
5.75% 3/26/26 (b)	EUR	2,965,000	2,785,619
TOTAL BENIN			5,212,480
Bermuda - 0.7%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	412,198
3.375% 8/20/50 (b)		1,825,000	1,205,413
3.717% 1/25/27 (b)		7,540,000	7,008,901
4.75% 2/15/29 (b)		4,160,000	3,967,080
5% 7/15/32 (b)		1,590,000	1,493,904
TOTAL BERMUDA			14,087,496
Brazil - 1.9%
Brazilian Federative Republic:
2.875% 6/6/25		13,455,000	12,661,155
3.875% 6/12/30		8,795,000	7,246,530
7.125% 1/20/37		6,420,000	6,381,079
8.25% 1/20/34		12,015,000	12,933,397
TOTAL BRAZIL			39,222,161
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	4,135,961
Chile - 1.0%
Chilean Republic:
2.45% 1/31/31		14,670,000	11,715,829
2.75% 1/31/27		3,315,000	2,986,815
3.5% 1/31/34		2,180,000	1,777,790
4% 1/31/52		1,910,000	1,394,300
4.34% 3/7/42		2,815,000	2,233,703
TOTAL CHILE			20,108,437
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		4,895,000	3,990,649
Colombia - 1.3%
Colombian Republic:
3% 1/30/30		11,350,000	8,103,900
3.125% 4/15/31		6,095,000	4,229,549
3.25% 4/22/32		3,005,000	2,022,365
4.125% 5/15/51		2,555,000	1,363,412
5% 6/15/45		9,880,000	6,013,215
5.2% 5/15/49		7,200,000	4,433,850
6.125% 1/18/41		440,000	322,795
7.375% 9/18/37		1,575,000	1,368,084
TOTAL COLOMBIA			27,857,170
Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,810,000	1,989,480
6.125% 2/19/31 (b)		2,400,000	2,192,700
7% 4/4/44 (b)		585,000	482,918
TOTAL COSTA RICA			4,665,098
Dominican Republic - 1.8%
Dominican Republic:
4.5% 1/30/30 (b)		2,700,000	2,117,475
4.875% 9/23/32 (b)		9,085,000	6,778,546
5.875% 1/30/60 (b)		3,120,000	2,042,235
5.95% 1/25/27 (b)		6,410,000	5,944,474
6% 7/19/28 (b)		4,120,000	3,721,648
6% 2/22/33 (b)		4,275,000	3,451,528
6.4% 6/5/49 (b)		1,825,000	1,305,217
6.5% 2/15/48 (b)		2,285,000	1,671,335
6.85% 1/27/45 (b)		3,435,000	2,654,182
6.875% 1/29/26 (b)		5,145,000	5,009,301
7.45% 4/30/44 (b)		3,655,000	3,053,753
TOTAL DOMINICAN REPUBLIC			37,749,694
Ecuador - 0.4%
Ecuador Republic:
2.5% 7/31/35 (b)(g)		7,865,000	2,587,093
5.5% 7/31/30 (b)(g)		14,060,000	6,593,261
TOTAL ECUADOR			9,180,354
Egypt - 1.6%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		4,120,000	2,884,000
7.5% 1/31/27 (b)		23,360,000	17,987,200
7.6003% 3/1/29 (b)		4,275,000	2,981,813
7.903% 2/21/48 (b)		4,875,000	2,535,000
8.5% 1/31/47 (b)		7,395,000	4,094,981
8.7002% 3/1/49 (b)		3,945,000	2,169,750
TOTAL EGYPT			32,652,744
El Salvador - 0.1%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	299,093
7.1246% 1/20/50 (b)		3,320,000	1,048,498
7.625% 2/1/41 (b)		935,000	297,622
7.75% 1/24/23 (b)		880,000	796,565
TOTAL EL SALVADOR			2,441,778
Gabon - 0.1%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	2,665,515
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	4,523,400
Ghana - 0.3%
Ghana Republic:
7.75% 4/7/29 (b)		6,220,000	2,333,666
8.627% 6/16/49 (b)		2,150,000	779,778
10.75% 10/14/30 (b)		4,110,000	2,959,200
TOTAL GHANA			6,072,644
Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,510,000	2,185,739
5.375% 4/24/32 (b)		3,930,000	3,427,206
6.125% 6/1/50 (b)		2,620,000	2,131,698
TOTAL GUATEMALA			7,744,643
Hungary - 0.3%
Hungarian Republic:
2.125% 9/22/31 (b)		2,190,000	1,503,983
5.25% 6/16/29 (b)		3,080,000	2,777,390
5.5% 6/16/34 (b)		3,210,000	2,709,039
TOTAL HUNGARY			6,990,412
Indonesia - 2.8%
Indonesian Republic:
3.85% 10/15/30		3,790,000	3,422,370
4.1% 4/24/28		7,530,000	7,039,609
4.35% 1/11/48		4,095,000	3,245,738
4.4% 6/6/27 (b)		3,635,000	3,489,600
5.125% 1/15/45 (b)		9,585,000	8,340,004
5.25% 1/17/42 (b)		3,965,000	3,582,873
5.95% 1/8/46 (b)		4,505,000	4,366,471
6.625% 2/17/37 (b)		821,000	853,224
6.75% 1/15/44 (b)		3,710,000	3,877,358
7.75% 1/17/38 (b)		8,865,000	10,085,600
8.5% 10/12/35 (b)		9,215,000	11,148,998
TOTAL INDONESIA			59,451,845
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,992,688	2,448,954
Israel - 0.3%
Israeli State:
3.375% 1/15/50		6,775,000	5,015,289
3.8% 5/13/60 (Reg. S)		2,770,000	2,097,533
TOTAL ISRAEL			7,112,822
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	3,762,019
6.125% 6/15/33 (b)		3,865,000	2,928,462
6.375% 3/3/28 (b)		5,505,000	4,881,559
TOTAL IVORY COAST			11,572,040
Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		2,175,000	2,254,252
7.875% 7/28/45		1,995,000	2,135,024
TOTAL JAMAICA			4,389,276
Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,059,262
7.375% 10/10/47 (b)		1,240,000	902,100
7.75% 1/15/28 (b)		3,350,000	3,169,519
TOTAL JORDAN			10,130,881
Kenya - 0.4%
Republic of Kenya:
6.875% 6/24/24 (b)		6,200,000	5,239,000
7% 5/22/27 (b)		5,385,000	4,119,525
TOTAL KENYA			9,358,525
Korea (South) - 0.3%
Korean Republic 1% 9/16/30		6,770,000	5,314,396
Lebanon - 0.0%
Lebanese Republic:
5.8% 12/31/49 (c)		7,337,000	403,535
6.375% 12/31/49 (c)		9,133,000	502,315
TOTAL LEBANON			905,850
Mexico - 2.3%
United Mexican States:
2.659% 5/24/31		5,750,000	4,410,250
3.25% 4/16/30		7,105,000	5,918,465
3.5% 2/12/34		6,600,000	5,006,100
3.75% 1/11/28		6,690,000	6,144,765
3.75% 4/19/71		9,095,000	5,259,752
4.5% 4/22/29		3,880,000	3,592,880
4.875% 5/19/33		3,625,000	3,186,375
5.75% 10/12/2110		9,700,000	7,473,850
6.05% 1/11/40		7,695,000	7,114,508
TOTAL MEXICO			48,106,945
Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		4,285,000	3,321,346
Morocco - 0.3%
Moroccan Kingdom:
2.375% 12/15/27 (b)		5,980,000	4,893,509
4% 12/15/50 (b)		1,425,000	805,392
5.5% 12/11/42 (b)		850,000	621,191
TOTAL MOROCCO			6,320,092
Nigeria - 1.2%
Republic of Nigeria:
6.125% 9/28/28 (b)		8,430,000	5,563,800
6.375% 7/12/23 (b)		4,390,000	4,258,739
7.143% 2/23/30 (b)		3,780,000	2,442,825
7.625% 11/21/25 (b)		14,790,000	12,626,963
7.696% 2/23/38 (b)		990,000	584,100
TOTAL NIGERIA			25,476,427
Oman - 1.5%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,305,000	1,220,175
5.625% 1/17/28 (b)		15,315,000	14,166,375
6% 8/1/29 (b)		5,765,000	5,332,625
6.25% 1/25/31 (b)		3,725,000	3,454,938
6.75% 1/17/48 (b)		8,600,000	6,847,750
TOTAL OMAN			31,021,863
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	2,926,847
6.875% 12/5/27 (b)		1,375,000	508,901
8.25% 4/15/24 (b)		1,300,000	520,143
TOTAL PAKISTAN			3,955,891
Panama - 1.3%
Panamanian Republic:
2.252% 9/29/32		4,545,000	3,179,512
3.16% 1/23/30		4,805,000	3,900,459
3.298% 1/19/33		4,785,000	3,691,628
3.87% 7/23/60		6,405,000	3,791,760
3.875% 3/17/28		6,045,000	5,477,526
4.5% 5/15/47		2,710,000	1,913,599
4.5% 4/16/50		8,410,000	5,814,989
TOTAL PANAMA			27,769,473
Paraguay - 0.4%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	1,776,464
4.95% 4/28/31 (b)		5,505,000	4,886,720
5.4% 3/30/50 (b)		3,750,000	2,754,609
TOTAL PARAGUAY			9,417,793
Peru - 0.9%
Peruvian Republic:
2.783% 1/23/31		16,370,000	12,960,948
3% 1/15/34		4,725,000	3,555,563
3.3% 3/11/41		4,220,000	2,901,250
TOTAL PERU			19,417,761
Qatar - 2.6%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	18,776,494
4% 3/14/29 (b)		5,630,000	5,397,763
4.4% 4/16/50 (b)		5,985,000	5,236,875
4.625% 6/2/46 (b)		6,030,000	5,517,450
4.817% 3/14/49 (b)		9,275,000	8,556,188
5.103% 4/23/48 (b)		6,810,000	6,588,675
9.75% 6/15/30 (b)		3,415,000	4,482,188
TOTAL QATAR			54,555,633
Romania - 0.6%
Romanian Republic:
3% 2/27/27 (b)		5,066,000	4,267,472
3% 2/14/31 (b)		6,709,000	4,754,165
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	918,940
3.625% 3/27/32 (b)		5,066,000	3,648,470
TOTAL ROMANIA			13,589,047
Russia - 0.2%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)		4,000,000	1,720,000
5.1% 3/28/35(Reg. S) (c)		5,000,000	2,150,000
TOTAL RUSSIA			3,870,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		6,380,000	4,588,815
Saudi Arabia - 1.1%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	6,009,175
3.625% 3/4/28 (b)		3,515,000	3,317,281
3.75% 1/21/55 (b)		5,235,000	3,873,900
4.5% 10/26/46 (b)		6,920,000	5,830,100
4.5% 4/22/60 (b)		2,545,000	2,150,525
4.625% 10/4/47 (b)		3,295,000	2,800,750
TOTAL SAUDI ARABIA			23,981,731
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		2,725,000	2,034,894
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		5,870,000	3,849,619
South Africa - 0.1%
South African Republic 4.85% 9/30/29		2,510,000	2,064,161
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(c)		2,685,000	658,924
6.825% 7/18/26 (b)(c)		865,000	216,955
7.55% 3/28/30 (b)(c)		2,630,000	633,337
7.85% 3/14/29 (b)(c)		5,665,000	1,374,825
TOTAL SRI LANKA			2,884,041
Turkey - 2.4%
Turkish Republic:
4.25% 3/13/25		7,465,000	6,550,538
4.25% 4/14/26		2,455,000	2,016,169
4.75% 1/26/26		10,970,000	9,269,650
4.875% 10/9/26		4,595,000	3,756,413
4.875% 4/16/43		7,940,000	4,466,250
5.125% 2/17/28		5,960,000	4,604,100
5.75% 3/22/24		3,245,000	3,131,425
5.75% 5/11/47		4,270,000	2,562,000
6% 1/14/41		1,850,000	1,137,750
6.125% 10/24/28		3,895,000	3,091,656
6.35% 8/10/24		3,290,000	3,150,175
7.25% 12/23/23		6,125,000	6,140,313
TOTAL TURKEY			49,876,439
Ukraine - 0.6%
Ukraine Government:
0% 8/1/41 (b)(f)		4,080,000	1,091,400
6.876% 5/21/31 (b)		1,910,000	343,800
7.253% 3/15/35 (b)		6,695,000	1,221,838
7.375% 9/25/34 (b)		3,310,000	604,075
7.75% 9/1/24 (b)		9,062,000	2,496,581
7.75% 9/1/25 (b)		12,525,000	2,912,063
7.75% 9/1/26 (b)		15,415,000	3,083,000
7.75% 9/1/28 (b)		2,195,000	449,975
7.75% 9/1/29 (b)		1,360,000	282,200
TOTAL UKRAINE			12,484,932
United Arab Emirates - 1.8%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	5,253,070
3% 9/15/51 (b)		2,650,000	1,804,981
3.125% 4/16/30 (b)		8,570,000	7,725,319
3.125% 9/30/49 (b)		10,540,000	7,347,039
3.875% 4/16/50 (b)		7,190,000	5,798,286
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		7,730,000	5,146,731
United Arab Emirates 4.05% 7/7/32 (b)		4,660,000	4,365,255
TOTAL UNITED ARAB EMIRATES			37,440,681
United States of America - 3.1%
U.S. Treasury Bonds:
2.875% 5/15/52		51,009,000	42,775,796
3.25% 5/15/42		13,692,000	12,151,650
U.S. Treasury Notes 2.875% 5/15/32		11,298,000	10,445,354
TOTAL UNITED STATES OF AMERICA			65,372,800
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		7,730,000	7,040,581
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,195,445
3.9% 10/19/31 (b)		4,325,000	3,018,850
4.75% 2/20/24 (b)		2,495,000	2,347,327
TOTAL UZBEKISTAN			7,561,622
Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (c)		32,390,000	2,445,445
11.95% 8/5/31 (Reg. S) (c)		14,080,000	1,063,040
12.75% 12/31/49 (c)		2,705,000	189,350
TOTAL VENEZUELA			3,697,835
Vietnam - 1.0%
Vietnamese Socialist Republic 5.5% 3/12/28		21,292,666	21,043,808
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		3,570,000	1,666,298
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,246,875,308)			900,676,903

Preferred Securities - 3.7%
	Principal Amount (a)	Value ($)
British Virgin Islands - 0.3%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(f)	6,970,000	5,579,485
Cayman Islands - 1.8%
Banco Do Brasil SA 6.25% (b)(e)(f)	6,305,000	5,394,716
Banco Mercantil del Norte SA:
6.75% (b)(e)(f)	3,940,000	3,655,089
7.625% (b)(e)(f)	2,830,000	2,515,870
Cosan Overseas Ltd. 8.25% (e)	13,086,000	12,867,627
DP World Salaam 6% (Reg. S) (e)(f)	6,250,000	6,025,391
Itau Unibanco Holding SA 6.125% (b)(e)(f)	7,925,000	7,225,619
TOTAL CAYMAN ISLANDS		37,684,312
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(f)	1,300,000	1,261,000
Ireland - 0.0%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)(e)(f)	982,000	117,840
Tinkoff Credit Systems 6% (b)(e)(f)	2,960,000	1,021,200
TOTAL IRELAND		1,139,040
Mauritius - 0.4%
Network i2i Ltd.:
3.975% (b)(e)(f)	2,640,000	2,161,995
5.65% (b)(e)(f)	6,338,000	5,824,226
TOTAL MAURITIUS		7,986,221
Mexico - 0.2%
CEMEX S.A.B. de CV 5.125% (b)(e)(f)	6,660,000	5,344,650
United Arab Emirates - 0.6%
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(f)	6,975,000	6,712,566
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(e)(f)	5,155,000	4,616,303
NBK Tier 1 Ltd. 3.625% (b)(e)(f)	2,595,000	2,209,480
TOTAL UNITED ARAB EMIRATES		13,538,349
United Kingdom - 0.1%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (c)(e)(f)	5,160,000	1,806,000
United States of America - 0.2%
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(f)	2,725,000	2,248,636
5.35% 11/12/29 (b)(f)	2,030,000	1,902,871
TOTAL UNITED STATES OF AMERICA		4,151,507
TOTAL PREFERRED SECURITIES (Cost $93,087,088)		78,490,564

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h) (Cost $98,671,047)	98,651,808	98,671,539

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $2,676,666,070)	2,055,171,661
NET OTHER ASSETS (LIABILITIES) - 2.3%	47,969,430
NET ASSETS - 100.0%	2,103,141,091

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,317,896,792 or 62.7% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	338,951,486	1,131,034,389	1,371,314,336	1,338,384	-	-	98,671,539	0.2%
Total	338,951,486	1,131,034,389	1,371,314,336	1,338,384	-	-	98,671,539

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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